INCOME TAXES INCOME TAXES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(Benefit from) provision for income taxes from continuing operations
Tax at statutory federal income tax rate		$ (94.7)	$ 68.5	$ 97.5
State taxes (net of Federal benefit)		3.1	2.0	4.5
Change in valuation allowance		(47.7)	(22.3)	39.5
Foreign tax differential on income/losses of foreign subsidiaries		(37.5)	12.2	(27.0)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		41.9	3.7	5.6
Change in foreign statutory rates		1.9	7.7	2.5
U.S. manufacturing and export incentives		(2.0)	(4.3)	(6.2)
Tax effect of dispositions		2.1	0.0	(86.8)
Impairment loss on intangibles		52.4	0.0	0.0
Other		3.1	0.0	(3.0)
Total provision for (benefit from) income taxes		(77.4)	67.5	26.6
Foreign Earnings Repatriated		1,000.0
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries		251.0
Deferred Tax Assets, Capital Loss Carryforwards		72.4
Operating Loss Carryforwards		529.0
Income Taxes Paid, Net		52.8	67.6	124.1
Income Taxes Receivable, Current		22.6	42.7
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the Beginning of the Period	$ 59.8	69.4	78.1	88.4
Additions for current year tax positions		0.0	0.0	1.9
Additions for prior year tax positions		6.3	1.7	1.2
Reductions for prior year tax positions		(3.1)	(9.3)	(10.9)
Reductions for tax positions related to current year		0.0	0.0	0.0
Reductions related to expirations of statute of limitations		(5.0)	(1.1)	(2.4)
Settlements		(7.8)	0.0	(0.1)
Acquired balances		0.0	0.0	0.0
Balance at the End of the Period		59.8	69.4	78.1
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		21.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		26.5
Income Tax Examination, Penalties and Interest Accrued		12.9	13.9
Income Tax Examination, Penalties and Interest Expense		(1.0)	1.0
United Kingdom
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		66.0
Italy
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		130.0
China
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		47.0
Germany
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		150.0
Switzerland
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		48.0
Other Countries
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		88.0
Australia
(Benefit from) provision for income taxes from continuing operations
Operating Loss Carryforwards		27.0
Discontinued Operations
(Benefit from) provision for income taxes from continuing operations
Income Tax Holiday, Aggregate Dollar Amount		0.8	1.2	0.1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		2.0
Continuing Operations
(Benefit from) provision for income taxes from continuing operations
Income Tax Holiday, Aggregate Dollar Amount		$ 0.0	$ 7.0	$ 0.8
Scenario, Forecast | Materials Handling and Port Solutions Sale
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Reductions for tax positions related to current year	$ (29.0)